Offsets	Oct. 01, 2026 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	LB Pharmaceuticals Inc
Form or Filing Type	S-1
File Number	333-294900
Initial Filing Date	Apr. 06, 2026
Fee Offset Claimed	$ 13,643.94
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, $0.0001 par value per share
Unsold Securities Associated with Fee Offset Claimed | shares	4,196,600
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 156,826,942.00
Termination / Withdrawal Statement	The registrant previously filed a registration statement on Form S-1 (Registration No. 333-294900), initially filed on April 6, 2026 and initially declared effective by the Securities and Exchange Commission on April 14, 2026 (the "Prior Registration Statement"), which registered the resale of up to 4,778,491 shares of common stock (the "Resale Shares") for a proposed maximum aggregate offering price of $112,485,678.14. A fee of $15,534.27 was previously paid in connection with the registration of the Resale Shares. 4,196,600 of the Resale Shares (the "Unsold Securities") registered for resale under the Prior Registration Statement were not sold. Pursuant to Rule 457(p), a remaining fee amount of $13,643.94, representing the portion of the registration fee previously paid with respect to the Unsold Securities, is being used to offset the fee due in connection with the filing of this Registration Statement. The offering of the Unsold Securities under the Prior Registration Statement will be deemed terminated as of the time of the filing of this Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	LB Pharmaceuticals Inc
Form or Filing Type	S-1
File Number	333-294900
Filing Date	Apr. 06, 2026
Fee Paid with Fee Offset Source	$ 13,643.94
Offset Note	The registrant previously filed a registration statement on Form S-1 (Registration No. 333-294900), initially filed on April 6, 2026 and initially declared effective by the Securities and Exchange Commission on April 14, 2026 (the "Prior Registration Statement"), which registered the resale of up to 4,778,491 shares of common stock (the "Resale Shares") for a proposed maximum aggregate offering price of $112,485,678.14. A fee of $15,534.27 was previously paid in connection with the registration of the Resale Shares. 4,196,600 of the Resale Shares (the "Unsold Securities") registered for resale under the Prior Registration Statement were not sold. Pursuant to Rule 457(p), a remaining fee amount of $13,643.94, representing the portion of the registration fee previously paid with respect to the Unsold Securities, is being used to offset the fee due in connection with the filing of this Registration Statement. The offering of the Unsold Securities under the Prior Registration Statement will be deemed terminated as of the time of the filing of this Registration Statement.